Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	June 30, 2014	December 31, 2013
	$	$
Revolving Credit Facilities	1,610,450	1,919,086
Senior Notes (8.5%) due January 15, 2020	447,598	447,430
Norwegian Kroner-denominated Bonds due through January 2019	847,860	691,778
U.S. Dollar-denominated Term Loans due through 2023	3,011,214	2,523,523
U.S. Dollar Bonds due through 2023	471,118	174,150
Euro-denominated Term Loans due through 2023	330,845	340,221
U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners	13,282	13,282

Total	6,732,367	6,109,470
Less current portion	655,601	996,425

Long-term portion	6,076,766	5,113,045